Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000 and investments held in Trust Account. The Company has not experienced losses on these accounts.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of June 30, 2021 and December 31, 2020, respectively.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2020 and 2019, respectively.

Investments Held in Trust Account

Investments Held in Trust Account

The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act. Upon the closing of the Initial Public Offering and the Private Placement, $300 million was placed in the Trust Account and invested in money market funds that invest in U.S. government securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in net gain on investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Investments Held in Trust Account

The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act. Upon the closing of the Initial Public Offering and the Private Placement, $300 million was placed in the Trust Account and invested in money market funds that invest in U.S. government securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in net gain on investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurement

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist of legal, accounting, underwriting fees and other costs that were directly related to the Initial Public Offering. Upon the completion of the Initial Public Offering on May 8, 2020, the offering costs were allocated to the separable financial instruments based on their relative fair value compared to the proceeds received, with $877,647 being expensed on fair value of warrant liabilities relative to Initial Public Offering proceeds.

Warrant Liabilities

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company issued 15,000,000 warrants as part of the units offered in its Initial Public Offering and, simultaneously with the closing of Initial Public Offering, the Company issued in a private placement an aggregate of 9,500,000 private placement warrants. The Company accounts for the Warrants in accordance with the guidance contained in ASC 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants has been estimated using the Public Warrants’ quoted market price. The Private Placement Warrants are valued using a Modified Black Scholes Option Pricing Model.

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company issued 15,000,000 warrants as part of the units offered in its Initial Public Offering and, simultaneously with the closing of Initial Public Offering, the Company issued in a private placement an aggregate of 9,500,000 private placement warrants. The Company accounts for the Warrants in accordance with the guidance contained in ASC 815-40-15-7D and 7F under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants was initially measured using a Modified Black Scholes Option Pricing Model and has subsequently been estimated using the Public Warrants’ quoted market price. The Private Placement Warrants are valued using a Modified Black Scholes Option Pricing Model.

Class A Ordinary Shares subject to possible redemption

Class A Ordinary Shares subject to possible redemption

Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of June 30, 2021, 30,000,000 Class A ordinary shares subject to possible redemption were presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Class A Ordinary Shares subject to possible redemption

Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2020, 22,726,721 Class A ordinary shares subject to possible redemption were presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Loss Per Share

Net Income (Loss) Per Ordinary Share

The Company applies the two-class method in calculating earnings per share. Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of ordinary shares outstanding during the periods. An aggregate of 30,000,000 and 22,726,721 Class A ordinary shares subject to possible redemption at June 30, 2021 and December 31, 2020, respectively have been excluded from the calculation of basic loss per ordinary share, since such shares, if redeemed, only participate in their pro rata share of the Trust earnings. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 24,500,000 Class A ordinary shares in the calculation of diluted loss per ordinary share, since the inclusion of such warrants would be anti-dilutive. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the periods presented.

Net Loss Per Ordinary Share

The Company applies the two-class method in calculating earnings per share. Net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the periods. An aggregate of 22,726,721 and 0 Class A ordinary shares subject to possible redemption at December 31, 2020 and 2019, respectively has been excluded from the calculation of basic loss per ordinary share, since such shares, if redeemed, only participate in their pro rata share of the Trust earnings. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 24,500,000 Class A ordinary shares in the calculation of diluted loss per ordinary share, since the exercise of the warrants are contingent upon the occurrence of future events. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented.

Reconciliation of Net Income (Loss) per Ordinary Share

Reconciliation of Net Income (Loss) per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income (loss) that is attributable to ordinary shares subject to redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	For the three months ended June 30, 2021	For the three months ended June 30, 2020	For the six months ended June 30, 2021	For the six months ended June 30, 2020
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account	$4,560	$36,722	$9,070	$36,722
Less: Company’s portion available to be withdrawn to pay taxes	—	—	—	—
Net income attributable to ordinary shares subject to possible redemption	$4,560	$36,722	$9,070	$36,722
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding subject to redemption, basic and diluted	30,000,000	26,284,337	27,468,417	26,284,337
Basic and diluted net income per share, shares subject to redemption	$0.00	$0.00	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Income (Loss) minus Net Earnings attributable to redeemable shares
Net income (loss)	$(17,175,554)	$6,723	$14,694,066	$(52,276)
Less: Income attributable to Class A ordinary shares subject to possible redemption	(4,560)	(36,722)	(9,070)	(36,722)
Non-redeemable net income (loss)	$(17,180,114)	$(29,998)	$14,684,996	$(88,997)
Denominator: weighted average Non-redeemable ordinary shares
Weighted average ordinary shares outstanding, basic and diluted	7,500,000	9,649,510	10,031,583	8,602,438
Basic and diluted net income (loss) per share, Non-redeemable shares	$(2.29)	$(0.00)	$1.46	$(0.01)

Reconciliation of Net Loss per Ordinary Share

The Company’s net loss is adjusted for the portion of income (loss) that is attributable to ordinary shares subject to redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	For the Year Ended December 31, 2020	For the Period from December 18, 2019 (inception) to December 31, 2019
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account	$65,492	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—
Net income attributable	$65,492	$—
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding of shares subject to redemption, basic and diluted	25,440,915	—
Basic and diluted net income per share, shares subject to redemption	$—	$—

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings attributable to redeemable shares
Net loss	$(36,542,055)	$(9,039)
Less: Income attributable to Class A ordinary shares subject to possible redemption	65,492	—
Non-redeemable net loss	$(36,607,546)	$(9,039)
Denominator: weighted average Non-redeemable ordinary shares
Weighted average ordinary shares outstanding, basic and diluted	10,464,651	7,500,000
Basic and diluted net loss per share, Non-redeemable shares	$(3.50)	$(0.00)

Income Taxes

Income Taxes

FASB ASC Topic 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of June 30, 2021 and December 31, 2020. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of June 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

FASB ASC Topic 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020 and December 31, 2019. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recently Adopted Accounting Guidance

Recent Accounting Standards

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021 or for any future interim periods.

The accompanying unaudited consolidated financial statements should be read in conjunction the financial statements and notes thereto included in with the Company’s Annual Report as amended on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on May 24, 2021.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation. Activities in relation to the noncontrolling interest are not considered to be significant and are, therefore, not presented in the accompanying consolidated financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with other public companies difficult or impossible because of the potential differences in accounting standards used.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000 and investments held in Trust Account. The Company has not experienced losses on these accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

As of June 30, 2021 and December 31, 2020, the carrying values of cash, prepaid expenses, and accounts payable approximate their fair values due to the short-term nature of the instruments. As of June 30, 2021, the Company’s portfolio of investments held in Trust Account is comprised entirely of investments in money market funds that invest in U.S. government securities.

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.

DeepGreen Metals Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts in the unaudited consolidated financial statements and the notes thereto. Significant estimates and assumptions reflected in these unaudited consolidated financial statements include, but are not limited to, the valuation of common-share based payments, including valuation of the incentive stock options (Note 7) and the common shares issued to Maersk Supply Service A/S (“Maersk”) (Note 4 & 6). Actual results could differ materially from those estimates.

Cash and Cash Equivalents		iv. Cash and Cash Equivalents Cash and cash equivalents include cash on hand and term deposits with a remaining term to maturity at acquisition of three months or less.
Loss Per Share

ii. Loss Per Share

Basic loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding during the year. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the loss per share. The dilutive effect of convertible securities is reflected in the diluted loss per share by application of the “if converted” method. The dilutive effect of outstanding options and their equivalents is reflected in the diluted loss per share by application of the treasury stock method.

Income Taxes

ix. Income Taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of deferred income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on deferred tax assets unless it is more likely than not that such assets will be realized.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

i. Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize all leases on the balance sheet, including operating leases, unless the lease is a short-term lease. ASU 2016-02 also requires additional disclosures regarding leasing arrangements. ASU 2016-02 became effective for the Company as of January 1, 2019. At January 1, 2019, the Company had an office lease agreement expiring September 12, 2020 which was later extended to September 12, 2022. The Company elected the short-term lease recognition exemption and, as a result, no right of use assets or lease liabilities were recognized as of January 1, 2019.

ii. Stock Based Compensation

In June 2018, the FASB issued ASU 2018-07, Stock Compensation (Topic 718), which updates the accounting provisions for nonemployee share-based payments to be measured at fair value as of the grant date. ASU 2018-07 became effective for the Company as of January 1, 2019.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

These unaudited condensed consolidated financial statements are prepared in accordance with US Generally Accepted Accounting Principles (“US GAAP”) for interim financial statements. Accordingly, certain information and footnote disclosures required by US GAAP have been condensed or omitted in these unaudited consolidated financial statements pursuant to such rules and regulation. In management’s opinion, these unaudited consolidated interim financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s statement of financial position, operating results for the periods presented, comprehensive loss, stockholder’s equity and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be expected for the full year ending December 31, 2021 or for any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2020. The Company has applied the same accounting policies as in the prior year.

Foreign Currencies

i. Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and all its subsidiaries is the US Dollar, except for NEAT and NHEF, whose functional currency is the Australian Dollar.

At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated into the functional currency at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in the statements of loss and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

For consolidation purposes, the assets and liabilities of entities with functional currencies other than the US dollar are translated at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting changes are recognized in accumulated other comprehensive loss within equity as currency translation differences.

Financial Instruments

iii. Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired, or have been transferred, and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires.

The Company’s financial instruments consists of cash and cash equivalents, accounts payable and accrued inabilities, and deferred acquisition costs all of which are recorded at amortized cost.

Equipment

v. Equipment

Equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, when it is probable that future economic benefits from such assets will flow to the Company and the cost of such assets can be measured reliably. The carrying amount of an asset is derecognized when it is replaced or taken out of service. Repairs and maintenance costs are charged to the statement of loss and comprehensive loss during the period they are incurred.

The major categories of equipment are amortized on declining balance basis as follows:

Exploration and other equipment	30%
Office equipment	30%

The Company allocates the amount initially recognized to each asset’s significant components and depreciates each component separately. Amortization methods and useful life of the assets are reviewed at each financial period end and adjusted on a prospective basis, if required.

Gains and losses on disposals of equipment are determined by comparing the proceeds with the carrying amount of the asset and are included in the statement of loss and comprehensive loss.

Leases

vi. Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheet. The Company does not have any finance leases.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of such leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option.

The Company elected to apply the short-term lease recognition exemption to all of its lease arrangements and recorded an expense of $116,760 (2019 – $85,479) for lease payments during the year ended December 31, 2020. Such lease expense is disclosed under office and sundry line item within the statement of loss and comprehensive loss and forms part of cash flow from operating activities.

Exploration Licenses

vii. Exploration Licenses

The Company is in the exploration stage with respect to its investment in mineral licenses and follows the practice of capitalizing costs relating to the acquisition of such mineral licenses.

Exploration Expenses

The Company expenses all costs relating to exploration for and development of mineral claims. Such exploration and development costs include, but are not limited to, claims management, geological, geochemical and geophysical studies, process development. The mineral licenses would be charged to operations on a unit-of-production method based on proven and probable reserves should commercial production commence in the future.

Stock-based compensation

viii. Stock-based compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized over the requisite service period. Stock-based compensation costs are charged to exploration expenses or common share options-based payments in the income statement. The Company recognizes forfeiture of any awards as they occur. The Company records stock-based compensation from the issuance of the stock options with service-based conditions using the accelerated attribution method.

For stock options issued with performance conditions related to financing activities, the Company recognizes the costs when the specific performance targets are achieved using the accelerated attribution method. When these costs relate to equity financing, they are netted against share capital as a share issuance cost

The Company at times grants common shares or stock options in lieu of cash to certain vendors for their services to the Company. The Company recognizes the associated cost in the same period and manner as if the Company paid cash for the services provided.

Significant Accounting Estimates and Judgments

Significant Accounting Estimates and Judgments

The preparation of financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant management judgments and estimates were applied to the following areas:

i. TOML Acquisition

In March 2020, the Company completed the TOML Acquisition (Note 3) and applied guidance from U.S. GAAP Accounting Standard Coding (“ASC”) 805 to understand the accounting treatment regarding this acquisition and make necessary judgements.

ASC 805 defines a business as inputs and processes, when applied to the inputs, resulting in the creation of outputs. The key input acquired in connection with the TOML Acquisition is the TOML Exploration License and the related intellectual property. TOML Exploration License is in the development stage and therefore does not produce outputs. ASC 805 requires that where there is no output, there must be both an input and substantive process which must include an organized workforce with the necessary skills, experience, and knowledge to develop and convert the inputs into outputs, for a group of assets to be considered a business. An organized workforce was not included in the TOML Acquisition and therefore the Company’s management deemed that the TOML Acquisition was not a business acquisition and only an acquisition of a group of assets.

The Company’s position is supported by ASC 805’s guidance that if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not considered a business. The value of the TOML is considered to be primarily in the TOML Exploration License.

Management also determined that other assets acquired (which included other intangible assets such as patents and trademarks) were connected to the TOML Exploration License and would not hold value by themselves. The value of the total cost was therefore capitalized into one line item on the Company’s balance sheet, the Exploration licenses.

ii. Valuation of common share-based payments

DeepGreen recognizes the cost of share-based awards granted to employees, non-employees and directors based on the estimated grant-date fair value of the awards. DeepGreen determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the following assumptions:

•        Fair Value of Common Stock on the Date of the Grant — DeepGreen uses the price of the most recent private placements to assess the value of its shares on the date of the grant of incentive stock options.

•        Expected Term — DeepGreen uses the term of the award when calculating the expected term due to insufficient historical exercise data.

•        Expected Volatility — As DeepGreen’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the mining industry.

•        Expected Dividend Yield — The dividend rate used is zero as DeepGreen has never paid any cash dividends on common stock and does not anticipate doing so during the expected life of the stock options.

•        Risk-Free Interest Rate — The interest rates used are based on the implied yield available on Canadian Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

Changes in these assumptions used to determine the fair value of the common share incentive stock options, including the vesting timeline of granted stock options, could have a material impact on the Company’s loss and comprehensive loss.

DeepGreen determines the fair value of common shares issued for services based on the most recent private placements.

Recent Accounting Guidance Not Yet Adopted

Recent Accounting Pronouncements Issued and Adopted

i.       Accounting for Debt with Conversion and Other Options

In August 2020, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU” 2020-08, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivative and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40)”, which simplifies the accounting for convertible instruments by reducing the number of accounting models and requiring that a convertible instrument be accounted for as a single liability measured at amortized cost. Further the ASU 2020-08 amends the earnings per share guidance by requiring the diluted earnings per share calculation for convertible instruments to follow the if-converted method, with the use of the treasury stock method no longer permitted. The ASU 2020-08 is effective for fiscal period after December 15, 2021, with early adoption permitted, but no earlier than fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. The ASU 2020-08 allows either a modified retrospective method of transition or a fully retrospective method of transition, with any adjustments recognized as an adjustment to the opening balance of deficit. The Company adopted this standard on January 1, 2021. The standard did not have any impact on the Company’s historical financial statements but was applied to recognize the impact of the convertible debentures issued during February 2021 (Note 5).

Recent Accounting Guidance Not Yet Adopted

i. Accounting for Income Taxes

In December 2019, the FASB issued a new standard to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates, and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard will be effective for the Company beginning Jan. 1, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard in the consolidated financial statements, including accounting policies, processes, and systems.

Basis of Presentation	Basis of Measurement These unaudited condensed consolidated financial statements have been prepared under the historical cost convention and are presented in United States (“US”) dollars.